UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-6377

DREYFUS MUNICIPAL FUNDS, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	8/31
Date of reporting period:	5/31/2014

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus AMT-Free Municipal Bond Fund
May 31, 2014 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--96.6%	Rate (%)	Date	Amount ($)		Value ($)
Alabama--1.5%
Birmingham Water Works Board,
Water Revenue	5.00	1/1/23	1,395,000		1,641,190
Jefferson County,
Senior Lien Sewer Revenue
Warrants (Insured; Assured
Guaranty Municipal Corp.)	0/6.60	10/1/42	14,000,000	a	9,000,320
Jefferson County,
Limited Obligation School
Warrants	5.00	1/1/24	1,000,000		1,000,010
Alaska--.4%
Northern Tobacco Securitization
Corporation of Alaska, Tobacco
Settlement Asset-Backed Bonds	5.00	6/1/46	3,750,000		2,835,188
Arizona--.9%
Arizona Board of Regents,
Stimulus Plan for Economic and
Educational Development
Revenue (Arizona State
University)	5.00	8/1/31	3,770,000		4,262,249
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.63	7/1/38	3,750,000		3,307,613
Arkansas--.1%
Arkansas Development Finance
Authority, Construction
Revenue (Public Health
Laboratory Project) (Insured;
AMBAC)	5.00	12/1/17	1,025,000		1,028,956
California--9.0%
Bay Area Toll Authority,
San Francisco Bay Area

Subordinate Lien Toll Bridge
Revenue	5.00	4/1/43	3,900,000		4,277,442
California,
Economic Recovery Bonds	5.00	7/1/20	2,000,000		2,379,860
California,
GO	5.25	10/1/16	295,000		300,006
California,
GO (Various Purpose)	5.25	3/1/30	2,500,000		2,895,900
California,
GO (Various Purpose)	5.75	4/1/31	1,700,000		2,015,265
California,
GO (Various Purpose)	5.50	11/1/35	3,575,000		4,164,696
California,
GO (Various Purpose)	6.00	11/1/35	3,000,000		3,631,380
California State Public Works
Board, LR (Department of
Corrections and
Rehabilitation) (Various
Correctional Facilities)	5.00	9/1/27	5,260,000		6,181,499
California State Public Works
Board, LR (Department of State
Hospitals) (Coalinga State
Hospital)	5.00	6/1/25	8,325,000		9,812,927
California Statewide Communities
Development Authority, Revenue
(Kaiser Permanente)	5.00	4/1/42	5,000,000		5,417,200
California Statewide Communities
Development Authority, Revenue
(The Salk Institute for
Biological Studies) (Insured;
National Public Finance
Guarantee Corp.)	5.00	7/1/24	1,880,000		1,968,153
Glendale Community College
District, GO (Insured;
National Public Finance
Guarantee Corp.)	0.00	8/1/21	1,520,000	b	1,259,913
Glendora Unified School District,
GO (Insured; National Public
Finance Guarantee Corp.)	0.00	8/1/27	2,000,000	b	1,188,200
Golden State Tobacco

Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/27	1,325,000		1,209,977
Los Angeles,
Wastewater System Revenue	5.75	6/1/34	2,500,000		2,944,150
Los Angeles Harbor Department,
Revenue	5.25	8/1/25	3,500,000		4,131,995
North Natomas Community Facilities
District Number 4, Special Tax
Bonds	5.00	9/1/30	1,000,000		1,095,680
Pajaro Valley Unified School
District, GO (Insured; Assured
Guaranty Municipal Corp.)	0.00	8/1/26	1,500,000	b	991,530
Placer Union High School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0.00	8/1/27	4,110,000	b	2,379,526
Sacramento County,
Airport System Senior Revenue	5.30	7/1/27	2,000,000		2,303,460
Sacramento County,
Airport System Senior Revenue	5.38	7/1/28	2,000,000		2,297,920
San Francisco City and County
Public Utilities Commission,
San Francisco Water Revenue	5.00	11/1/27	3,280,000		3,832,418
South Orange County Public
Financing Authority, Special
Tax Senior Lien Revenue
(Ladera Ranch)	5.00	8/15/25	1,000,000		1,137,110
Tustin Unified School District,
Community Facilities District
Number 97-1, Senior Lien
Special Tax Bonds (Insured;
Assured Guaranty Municipal
Corp.)	0.00	9/1/21	1,615,000	b	1,287,123
University of California Regents,
General Revenue	5.75	5/15/31	2,000,000		2,382,580
Colorado--2.9%
Black Hawk,
Device Tax Revenue	5.00	12/1/14	500,000		511,130
Black Hawk,

Device Tax Revenue	5.00	12/1/18	600,000	626,082
City and County of Denver,
Airport System Subordinate
Revenue	5.00	11/15/43	15,000,000	16,362,600
Colorado Educational and Cultural
Facilities Authority, Charter
School Revenue (American
Academy Project)	8.00	12/1/40	1,000,000	1,163,610
Colorado Health Facilities
Authority, Revenue (Catholic
Health Initiatives)	6.25	10/1/33	1,200,000	1,384,980
E-470 Public Highway Authority,
Senior Revenue	5.38	9/1/26	1,000,000	1,105,010
E-470 Public Highway Authority,
Senior Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	9/1/24	2,000,000	2,106,520
Connecticut--1.0%
Connecticut,
GO	5.00	10/15/21	1,500,000	1,812,690
Connecticut,
Special Tax Obligation Revenue
(Transportation Infrastructure
Purposes)	5.00	10/1/29	5,000,000	5,851,000
District of Columbia--.9%
Metropolitan Washington Airports
Authority, Airport System
Revenue	5.00	10/1/35	4,000,000	4,367,840
Washington Metropolitan Area
Transit Authority, Gross
Transit Revenue	5.25	7/1/29	1,750,000	2,017,575
Washington Metropolitan Area
Transit Authority, Gross
Transit Revenue	5.13	7/1/32	1,000,000	1,092,370
Florida--7.1%
Broward County,
Airport System Revenue	5.38	10/1/29	2,535,000	2,909,850
Broward County,
Airport System Revenue	5.00	10/1/42	7,500,000	8,062,575

Broward County Educational
Facilities Authority,
Educational Facilities Revenue
(Nova Southeastern University
Project) (Insured; Assured
Guaranty Corp.)	5.00	4/1/36	1,800,000	1,841,238
Citizens Property Insurance
Corporation, Coastal Account
Senior Secured Revenue	5.00	6/1/19	3,000,000	3,497,130
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue	5.25	6/1/17	1,255,000	1,421,175
Citizens Property Insurance
Corporation, Personal Lines
Account/Commercial Lines
Account Senior Secured Revenue	5.00	6/1/21	3,535,000	4,159,776
Florida Department of Corrections,
COP (Okeechobee Correctional
Institution) (Insured; AMBAC)	5.00	3/1/15	1,000,000	1,030,820
Florida Department of
Transportation, Turnpike
Revenue	5.00	7/1/21	2,145,000	2,589,465
Florida Department of
Transportation, Turnpike
Revenue	5.00	7/1/25	4,000,000	4,802,920
Florida Municipal Power Agency,
All-Requirements Power Supply
Project Revenue	6.25	10/1/31	3,260,000	3,853,157
Jacksonville Electric Authority,
Electric System Subordinated
Revenue	5.00	10/1/28	2,000,000	2,303,300
Lee County,
Transportation Facilities
Revenue (Sanibel Bridges and
Causeway Project) (Insured;
Assured Guaranty Corp.)	5.00	10/1/22	1,820,000	1,926,579
Miami-Dade County,
Seaport Revenue	5.50	10/1/42	3,000,000	3,346,320
Miami-Dade County Educational
Facilities Authority, Revenue

(University of Miami Issue)	5.75	4/1/28	1,250,000		1,345,175
Miami-Dade County Expressway
Authority, Toll System Revenue	5.00	7/1/23	5,000,000		5,850,200
Orlando-Orange County Expressway
Authority, Revenue	5.00	7/1/30	2,620,000		2,873,537
Pinellas County Health Facilities
Authority, Health System
Revenue (BayCare Health System
Issue) (Insured; National
Public Finance Guarantee Corp.)	0.18	11/15/23	2,250,000	c	2,070,000
Saint Johns County Industrial
Development Authority, Revenue
(Presbyterian Retirement
Communities Project)	5.88	8/1/40	1,000,000		1,079,430
University of Central Florida,
COP (University of Central
Florida Convocation
Corporation Master Lease
Program) (Insured; National
Public Finance Guarantee Corp.)	5.00	10/1/18	1,765,000		1,829,546
Georgia--2.9%
Atlanta,
Airport General Revenue	5.00	1/1/20	5,000,000		5,888,800
Atlanta,
Water and Wastewater Revenue	6.00	11/1/26	1,640,000		2,003,539
Atlanta,
Water and Wastewater Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.50	11/1/18	1,200,000		1,419,612
Carrollton Payroll Development
Authority, RAC (University of
West Georgia Athletic Complex,
LLC Project)	6.25	6/15/34	3,895,000		4,510,799
Georgia Higher Education
Facilities Authority, Revenue
(USG Real Estate Foundation I,
LLC Project) (Insured; Assured
Guaranty Corp.)	5.63	6/15/38	2,000,000		2,256,480
Municipal Electric Authority of
Georgia, GO (Project One

Subordinated Bonds)	5.00	1/1/21	5,000,000	5,916,150
Savannah Economic Development
Authority, Revenue (Armstrong
Atlantic State University
Student Union, LLC Project)
(Insured; Assured Guaranty
Corp.)	5.00	6/15/32	1,240,000	1,306,886
Idaho--1.2%
Boise-Kuna Irrigation District,
Revenue (Arrowrock
Hydroelectric Project)	7.38	6/1/40	5,600,000	6,318,088
Idaho Health Facilities Authority,
Revenue (Trinity Health Credit
Group)	6.13	12/1/28	2,500,000	2,929,775
Illinois--10.6%
Chicago,
General Airport Third Lien
Revenue (Chicago O'Hare
International Airport)
(Insured; AMBAC)	5.00	1/1/19	2,400,000	2,565,456
Chicago,
GO	5.00	1/1/24	3,250,000	3,559,757
Chicago,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/17	2,500,000	2,563,575
Chicago,
GO (Project and Refunding
Series)	5.25	1/1/28	3,755,000	4,061,821
Huntley,
Special Service Area Number
Nine, Special Tax Bonds
(Insured; Assured Guaranty
Corp.)	5.10	3/1/28	3,500,000	3,849,300
Illinois,
GO	5.00	1/1/16	2,850,000	3,046,935
Illinois,
GO	5.50	7/1/38	8,000,000	8,769,040
Illinois,
Sales Tax Revenue	5.00	6/15/24	4,270,000	5,069,771
Illinois Finance Authority,

Revenue (Advocate Health Care
Network)	5.00	6/1/31	9,155,000	10,211,395
Illinois Finance Authority,
Revenue (Rehabilitation
Institute of Chicago)	6.00	7/1/43	3,250,000	3,630,705
Illinois Finance Authority,
Revenue (Sherman Health
Systems)	5.50	8/1/37	1,000,000	1,093,870
Illinois Finance Authority,
Revenue (The Carle Foundation)	5.00	8/15/16	2,200,000	2,392,478
Illinois Health Facilities
Authority, Revenue
(Delnor-Community Hospital)
(Insured; Assured Guaranty
Municipal Corp.)	5.25	5/15/27	6,000,000	6,456,120
Metropolitan Pier and Exposition
Authority, Revenue (McCormick
Place Expansion Project)	5.00	6/15/42	3,500,000	3,707,725
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	5.50	6/1/23	3,100,000	3,641,508
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	6.00	6/1/28	7,600,000	8,912,596
University of Illinois Board of
Trustees, Auxiliary Facilities
System Revenue (University of
Illinois)	5.00	4/1/27	7,500,000	8,600,100
University of Illinois Board of
Trustees, Auxiliary Facilities
System Revenue (University of
Illinois)	5.00	4/1/44	2,500,000	2,725,950
Iowa--.7%
Iowa Finance Authority,
Health Facilities Revenue
(UnityPoint Health)	5.00	2/15/31	2,230,000	2,515,931
Iowa Finance Authority,
Healthcare Revenue (Genesis
Health System)	5.00	7/1/23	2,500,000	2,952,850
Kentucky--1.6%

Barbourville,
Educational Facilities First
Mortgage Revenue (Union
College Energy Conservation
Project)	5.25	9/1/26	1,000,000	1,013,360
Kentucky Public Transportation
Infrastructure Authority,
Subordinate Toll Revenue, BAN
(Downtown Crossing Project)	5.00	7/1/17	6,250,000	6,988,562
Louisville/Jefferson County Metro
Government, Health System
Revenue (Norton Healthcare,
Inc.)	5.75	10/1/42	4,000,000	4,487,640
Louisiana--1.9%
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Westlake
Chemical Corporation Projects)	6.50	8/1/29	2,500,000	2,902,250
New Orleans Aviation Board,
Revenue (Insured; Assured
Guaranty Corp.)	6.00	1/1/23	2,000,000	2,310,400
Tobacco Settlement Financing
Corporation of Louisiana,
Tobacco Settlement
Asset-Backed Bonds	5.00	5/15/27	5,000,000	5,336,550
Tobacco Settlement Financing
Corporation of Louisiana,
Tobacco Settlement
Asset-Backed Bonds	5.25	5/15/35	4,500,000	4,818,420
Maine--.2%
Maine Health and Higher
Educational Facilities
Authority, Revenue
(MaineGeneral Medical Center
Issue)	7.50	7/1/32	1,250,000	1,454,712
Maryland--6.5%
Anne Arundel County,
Consolidated General
Improvements GO	5.00	4/1/24	1,520,000	1,829,624

Baltimore,
Consolidated Public
Improvement GO	5.00	10/15/24	1,480,000	1,744,787
Baltimore,
Project Revenue (Wastewater
Projects)	5.00	7/1/23	1,000,000	1,181,720
Baltimore,
Project Revenue (Wastewater
Projects) (Insured; National
Public Finance Guarantee Corp.)	5.00	7/1/22	630,000	728,425
Baltimore,
Subordinate Project Revenue
(Water Projects)	5.75	7/1/39	750,000	863,040
Howard County,
COP	8.15	2/15/20	605,000	824,040
Hyattsville,
Special Obligation Revenue
(University Town Center
Project)	5.60	7/1/24	1,500,000	1,532,085
Hyattsville,
Special Obligation Revenue
(University Town Center
Project)	5.75	7/1/34	3,000,000	3,062,280
Maryland Community Development
Administration, Department of
Housing and Community
Development, Housing Revenue	5.95	7/1/23	1,145,000	1,146,912
Maryland Economic Development
Corporation, EDR (Terminal
Project)	5.75	6/1/35	2,000,000	2,130,240
Maryland Economic Development
Corporation, EDR
(Transportation Facilities
Project)	5.75	6/1/35	1,000,000	1,065,120
Maryland Economic Development
Corporation, LR (Maryland
Public Health Laboratory
Project)	5.00	6/1/20	1,000,000	1,192,550
Maryland Economic Development
Corporation, PCR (Potomac

Electric Project)	6.20	9/1/22	2,500,000	2,964,575
Maryland Economic Development
Corporation, Port Facilities
Revenue (CNX Marine Terminals
Inc. Port of Baltimore
Facility)	5.75	9/1/25	2,000,000	2,168,780
Maryland Economic Development
Corporation, Student Housing
Revenue (University of
Maryland, College Park
Projects)	5.75	6/1/33	1,000,000	1,075,430
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Anne
Arundel Health System Issue)	5.00	7/1/23	835,000	968,082
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Anne
Arundel Health System Issue)	6.75	7/1/39	2,500,000	3,016,450
Maryland Health and Higher
Educational Facilities
Authority, Revenue
(Charlestown Community Issue)	6.13	1/1/30	1,250,000	1,390,188
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Goucher
College Issue)	5.00	7/1/34	1,000,000	1,088,280
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Greater
Baltimore Medical Center Issue)	5.38	7/1/26	1,500,000	1,684,620
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Peninsula
Regional Medical Center Issue)	5.00	7/1/26	1,630,000	1,748,517
Maryland Health and Higher
Educational Facilities
Authority, Revenue (University
of Maryland Medical System
Issue) (Insured; National
Public Finance Guarantee Corp.)	7.00	7/1/22	4,150,000	5,080,181

Maryland Health and Higher
Educational Facilities
Authority, Revenue (Upper
Chesapeake Hospitals Issue)	6.00	1/1/38	3,005,000		3,243,387
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Washington
County Hospital Issue)	5.75	1/1/38	2,500,000		2,585,600
Maryland Industrial Development
Financing Authority, EDR (Our
Lady of Good Counsel High
School Facility) (Prerefunded)	6.00	5/1/15	1,600,000	d	1,682,416
Montgomery County,
Special Obligation Revenue
(West Germantown Development
District) (Insured; Radian)	5.50	7/1/27	1,475,000		1,477,670
Prince Georges County,
Special Obligation Revenue
(National Harbor Project)	5.20	7/1/34	3,000,000		3,022,560
University System of Maryland,
Auxiliary Facility and Tuition
Revenue	5.00	4/1/26	1,000,000		1,159,080
Massachusetts--2.3%
Massachusetts Department of
Transportation, Metropolitan
Highway System Senior Revenue	5.00	1/1/27	5,000,000		5,528,300
Massachusetts Development Finance
Agency, Revenue (Brandeis
University Issue)	5.00	10/1/25	2,175,000		2,481,653
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	8/15/30	5,000,000		5,779,650
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	10/15/35	1,750,000		1,994,248
Metropolitan Boston Transit
Parking Corporation,
Systemwide Senior Lien Parking
Revenue	5.00	7/1/23	2,000,000		2,319,340
Michigan--4.8%

Brighton Area Schools,
GO - Unlimited Tax (Insured;
AMBAC)	0.00	5/1/20	1,055,000	b	926,670
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	7.00	7/1/27	1,500,000		1,636,335
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	7.50	7/1/33	1,000,000		1,098,860
Detroit Community High School,
Public School Academy Revenue	5.65	11/1/25	1,055,000		870,175
Detroit Community High School,
Public School Academy Revenue	5.75	11/1/35	1,215,000		904,106
Detroit School District,
School Building and Site
Improvement Bonds (GO -
Unlimited Tax) (Insured; FGIC)	6.00	5/1/20	1,000,000		1,190,970
Detroit Water and Sewerage
Department, Senior Lien Sewage
Disposal System Revenue	5.25	7/1/39	2,500,000		2,491,250
Huron Valley School District,
GO Unlimited Tax (Insured;
National Public Finance
Guarantee Corp.)	0.00	5/1/18	6,270,000	b	5,886,589
Kent County,
Airport Revenue (Gerald R.
Ford International Airport)	5.00	1/1/26	4,555,000		4,996,243
Kent Hospital Finance Authority,
Revenue (Spectrum Health
System)	5.50	11/15/25	2,500,000		2,971,375
Lansing Board of Water and Light,
Utility System Revenue	5.50	7/1/41	2,500,000		2,910,975
Michigan Public Educational
Facilities Authority, LOR
(Nataki Talibah Schoolhouse of
Detroit Project)	6.50	10/1/30	3,040,000		2,837,141
Monroe County Economic Development
Corporation, LOR (Detroit

Edison Company Project)
(Insured; National Public
Finance Guarantee Corp.)	6.95	9/1/22	2,000,000		2,577,280
Romulus Economic Development
Corporation, Limited
Obligation EDR (Romulus HIR
Limited Partnership Project)
(Insured; ITT Lyndon Property
Insurance Company) (Escrowed
to Maturity)	7.00	11/1/15	3,700,000		4,045,173
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne County
Airport)	5.00	12/1/22	3,000,000		3,331,800
Minnesota--5.0%
Mahtomedi Independent School
District Number 832, GO School
Building Bonds (Minnesota
School District Credit
Enhancement Program) (Insured;
National Public Finance
Guarantee Corp.)	0.00	2/1/17	1,275,000	b	1,248,760
Minneapolis,
Health Care System Revenue
(Fairview Health Services)
(Insured; Assured Guaranty
Corp.)	6.50	11/15/38	3,000,000		3,544,770
Minneapolis-Saint Paul
Metropolitan Airports
Commission, Subordinate
Airport Revenue	5.00	1/1/26	1,000,000		1,143,890
Minnesota,
911 Revenue (Public Safety
Radio Communications System
Project)	5.00	6/1/25	1,000,000		1,155,680
Minnesota Agricultural and
Economic Development Board,
Health Care System Revenue
(Fairview Health Care Systems)	6.38	11/15/29	150,000		150,683
Minnesota Higher Education
Facilities Authority, Revenue

(Carleton College)	5.00	3/1/30	1,000,000		1,127,160
Minnesota Higher Education
Facilities Authority, Revenue
(University of Saint Thomas)	5.00	4/1/29	1,000,000		1,093,600
Minnesota Higher Education
Facilities Authority, Revenue
(University of Saint Thomas)	5.00	10/1/29	1,500,000		1,647,240
Minnesota Higher Education
Facilities Authority, Revenue
(University of Saint Thomas)	5.00	10/1/39	1,700,000		1,819,221
Northern Municipal Power Agency,
Electric System Revenue	5.00	1/1/20	2,500,000		2,931,300
Northfield,
HR	5.38	11/1/31	1,240,000		1,270,851
Ramsey,
LR (Pact Charter School
Project) (Prerefunded)	6.75	6/1/14	1,000,000	d	1,020,180
Rochester,
Health Care Facilities Revenue
(Mayo Clinic)	4.50	11/15/21	1,000,000		1,165,630
Rochester,
Health Care Facilities Revenue
(Mayo Clinic)	5.00	11/15/38	1,000,000		1,126,320
Saint Cloud,
Health Care Revenue
(CentraCare Health System
Project) (Insured; Assured
Guaranty Corp.)	5.50	5/1/39	2,000,000		2,193,960
Saint Louis Park,
Health Care Facilities Revenue
(Park Nicollet Health Services)	5.75	7/1/30	1,000,000		1,084,540
Saint Louis Park,
Health Care Facilities Revenue
(Park Nicollet Health Services)	5.75	7/1/39	3,000,000		3,262,350
Saint Paul Housing and
Redevelopment Authority,
Recreational Facility LR
(Jimmy Lee Recreational Center)	5.00	12/1/32	750,000		789,645
Southern Minnesota Municipal Power
Agency, Power Supply System

Revenue (Insured; National
Public Finance Guarantee Corp.)	0.00	1/1/25	4,505,000	b	3,242,699
Southern Minnesota Municipal Power
Agency, Power Supply System
Revenue (Insured; National
Public Finance Guarantee Corp.)	0.00	1/1/26	4,625,000	b	3,216,271
Todd, Morrison, Cass and Wadena
Counties United Hospital
District, Health Care Facility
Revenue (Lakewood Health
System)	5.00	12/1/21	1,000,000		1,014,040
University of Minnesota Regents,
GO	5.00	12/1/24	1,000,000		1,188,360
University of Minnesota Regents,
GO	5.00	12/1/36	1,500,000		1,686,810
Vadnais Heights Economic
Development Authority,
Recovery Zone Facility LR
(Community and Recreational
Sports Facilities Project)	5.25	2/1/41	2,460,000		931,356
Willmar,
GO, HR (Rice Memorial Hospital
Project)	5.00	2/1/24	1,000,000		1,163,780
Missouri--.6%
Missouri Health and Educational
Facilities Authority, Health
Facilities Revenue (SSM Health
Care)	5.00	6/1/29	4,000,000		4,568,000
Nevada--.3%
Las Vegas Valley Water District,
Limited Tax GO (Additionally
Secured by Southern Nevada
Water Authority Pledged
Revenues)	5.00	6/1/42	2,500,000		2,718,825
New Hampshire--.2%
New Hampshire Business Finance
Authority, PCR (The United
Illuminating Company Project)
(Insured; AMBAC)	0.30	10/1/33	1,920,000	c	1,747,200
New Jersey--1.2%

New Jersey Health Care Facilities
Financing Authority, Revenue
(Virtua Health Issue)	5.00	7/1/29	1,000,000		1,130,800
New Jersey Turnpike Authority,
Turnpike Revenue	6.50	1/1/16	100,000		109,576
New Jersey Turnpike Authority,
Turnpike Revenue	5.00	1/1/29	5,000,000		5,661,350
New Jersey Turnpike Authority,
Turnpike Revenue (Escrowed to
Maturity)	6.50	1/1/16	65,000		71,410
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
National Public Finance
Guarantee Corp.)	0.14	1/1/30	2,500,000	c	2,325,000
New York--4.9%
Long Island Power Authority,
Electric System General Revenue	6.00	5/1/33	5,000,000		5,865,700
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue	5.00	11/15/32	1,850,000		2,085,709
Metropolitan Transportation
Authority, Transportation
Revenue	5.25	11/15/28	2,500,000		2,839,775
New York City,
GO	5.00	4/1/23	2,055,000		2,449,950
New York City,
GO	5.00	8/1/24	2,930,000		3,470,702
New York City,
GO	5.00	3/1/25	3,300,000		3,952,146
New York City,
GO	5.00	8/1/25	3,510,000		4,133,622
New York City,
GO	5.00	8/1/25	2,500,000		2,963,275
New York City,
GO	5.00	8/1/28	1,000,000		1,154,430
New York City,
GO	5.00	10/1/36	2,500,000		2,776,700
New York City Municipal Water
Finance Authority, Water and

Sewer System Second General
Resolution Revenue	5.00	6/15/34	2,500,000		2,816,925
New York State Energy Research and
Development Authority, PCR
(New York State Electric and
Gas Corporation Project)
(Insured; National Public
Finance Guarantee Corp.)	0.41	4/1/34	2,100,000	c	1,932,000
New York State Thruway Authority,
General Revenue	5.00	1/1/27	2,000,000		2,341,040
North Carolina--2.0%
Durham,
Water and Sewer Utility System
Revenue	5.25	6/1/21	1,620,000		1,993,410
Iredell County,
COP (Iredell County School
Projects) (Insured; AMBAC)	5.00	6/1/26	1,000,000		1,081,340
North Carolina Eastern Municipal
Power Agency, Power System
Revenue (Insured; ACA)	6.00	1/1/22	1,000,000		1,246,340
North Carolina Medical Care
Commission, Health Care
Facilities Revenue (Cleveland
County HealthCare System
Project) (Insured; AMBAC)
(Prerefunded)	5.25	7/1/14	1,135,000	d	1,139,994
North Carolina Medical Care
Commission, Health Care
Facilities Revenue (University
Health Systems of Eastern
Carolina)	6.25	12/1/33	2,250,000		2,609,708
North Carolina Medical Care
Commission, HR (Wilson
Memorial Hospital Project)
(Insured; AMBAC)
(Escrowed to Maturity)	0.00	11/1/16	3,055,000	b	3,004,073
Oak Island,
Enterprise System Revenue
(Insured; Assured Guaranty
Corp.)	6.00	6/1/34	1,000,000		1,120,400

Orange Water and Sewer Authority,
Water and Sewer System Revenue	5.00	7/1/31	1,000,000		1,073,430
Raleigh,
Combined Enterprise System
Revenue (Prerefunded)	5.00	3/1/16	1,175,000	d	1,273,453
University of North Carolina,
System Pool Revenue (Pool
General Trust Indenture of the
Board of Governors of The
University of North Carolina)	5.00	10/1/34	1,000,000		1,121,690
Ohio--8.8%
Allen County,
Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.25	9/1/27	2,500,000		2,777,000
American Municipal Power, Inc.,
Revenue (American Municipal
Power Fremont Energy Center
Project)	5.00	2/15/21	375,000		443,321
Blue Ash,
Tax Increment Financing
Revenue (Duke Realty Ohio
Project)	5.00	12/1/16	520,000		531,123
Blue Ash,
Tax Increment Financing
Revenue (Duke Realty Ohio
Project)	5.00	12/1/21	730,000		767,303
Blue Ash,
Tax Increment Financing
Revenue (Duke Realty Ohio
Project)	5.00	12/1/25	500,000		513,795
Blue Ash,
Tax Increment Financing
Revenue (Duke Realty Ohio
Project)	5.00	12/1/30	400,000		402,804
Blue Ash,
Tax Increment Financing
Revenue (Duke Realty Ohio
Project)	5.00	12/1/35	1,000,000		982,550
Butler County,
Hospital Facilities Revenue

(Kettering Health Network
Obligated Group Project)	6.38	4/1/36	2,000,000		2,332,240
Butler County,
Hospital Facilities Revenue
(UC Health)	5.50	11/1/40	3,500,000		3,838,100
Cincinnati,
EDR (Baldwin 300 Project)	5.00	11/1/28	2,565,000		2,891,909
Cleveland,
Waterworks Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	1/1/21	7,945,000		9,361,196
Cleveland State University,
General Receipts Bonds	5.00	6/1/18	1,170,000		1,342,177
Cleveland-Cuyahoga County Port
Authority, Cultural Facility
Revenue (The Cleveland Museum
of Art Project)	5.00	10/1/22	2,500,000		2,910,225
Cleveland-Cuyahoga County Port
Authority, Senior Special
Assessment/Tax Increment
Revenue (University Heights -
Public Parking Garage Project)	7.00	12/1/18	950,000	e	145,160
Cleveland-Cuyahoga County Port
Authority, Senior Special
Assessment/Tax Increment
Revenue (University Heights -
Public Parking Garage Project)	7.35	12/1/31	3,655,000	e	558,484
Cuyahoga Community College
District, General Receipts
Bonds	5.00	8/1/25	2,500,000		2,825,325
Hamilton County,
Sales Tax Revenue (Insured;
AMBAC)	0.00	12/1/27	10,000,000	b	5,938,700
Hilliard City School District,
GO School Improvement Bonds
(Insured; National Public
Finance Guarantee Corp.)	0.00	12/1/14	1,655,000	b	1,652,319
Kent State University,
General Receipts Bonds
(Insured; Assured Guaranty

Corp.)	5.00	5/1/25	2,000,000		2,307,880
Lucas County,
HR (ProMedica Healthcare
Obligated Group)	5.75	11/15/31	1,200,000		1,410,720
Miami University,
General Receipts Revenue Bonds	5.00	9/1/22	2,140,000		2,538,254
Ohio,
Capital Facilities
Lease-Appropriation Revenue
(Mental Health Facilities
Improvement Fund Projects)	5.00	2/1/24	1,800,000		2,085,156
Ohio Higher Educational Facility
Commission, Higher Educational
Facility Revenue (Case Western
Reserve University Project)	6.25	10/1/16	1,000,000		1,136,250
Ohio Higher Educational Facility
Commission, HR (Cleveland
Clinic Health System Obligated
Group)	5.50	1/1/43	3,000,000		3,324,750
Ohio Higher Educational Facility
Commission, Revenue (Case
Western Reserve University
Project) (Insured; National
Public Finance Guarantee Corp.)	5.25	12/1/25	2,985,000		3,716,862
Ohio State University,
General Receipts Bonds
(Escrowed to Maturity)	5.00	12/1/23	40,000		49,926
Ohio Turnpike and Infrastructure
Commission, Junior Lien
Turnpike Revenue
(Infrastructure Projects)	5.25	2/15/39	2,000,000		2,240,740
Port of Greater Cincinnati
Development Authority, Tax
Increment Development Revenue
(Fairfax Village Red Bank
Infrastructure Project)	5.50	2/1/25	1,860,000	f	1,849,565
Toledo-Lucas County Port
Authority, Development Revenue
(Northwest Ohio Bond Fund)
(Toledo School for the Arts
Project)	5.50	5/15/28	2,195,000		2,331,266

University of Akron,
General Receipts Bonds
(Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/20	1,100,000	1,294,249
University of Akron,
General Receipts Bonds
(Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/28	1,500,000	1,683,210
University of Akron,
General Receipts Bonds
(Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/29	1,000,000	1,112,190
University of Toledo,
General Receipts Bonds	5.00	6/1/24	1,665,000	1,889,392
Wright State University,
General Receipts Bonds	5.00	5/1/22	1,000,000	1,164,750
Oklahoma--.1%
Tulsa Industrial Authority,
Student Housing Revenue (The
University of Tulsa)	5.25	10/1/26	1,135,000	1,193,861
Oregon--.2%
Oregon,
GO (Alternate Energy Project)	6.00	10/1/26	1,400,000	1,671,978
Pennsylvania--2.7%
Allegheny County Port Authority,
Special Transportation Revenue	5.25	3/1/23	2,600,000	2,995,486
Chester County Industrial
Development Authority, Revenue
(Avon Grove Charter School
Project)	6.38	12/15/37	2,000,000	2,069,520
Lancaster Parking Authority,
Guaranteed Parking Revenue
(Insured; AMBAC)	5.00	12/1/32	1,000,000	1,101,830
Pennsylvania Higher Educational
Facilities Authority, Revenue
(University of Pennsylvania
Health System)	6.00	8/15/26	2,500,000	2,907,125
Pennsylvania Housing Finance
Agency, Capital Fund
Securitization Revenue

(Insured; Assured Guaranty
Municipal Corp.)	5.00	12/1/25	2,450,000		2,606,457
Pennsylvania Industrial
Development Authority, EDR	5.50	7/1/23	1,730,000		1,940,766
Pennsylvania Industrial
Development Authority, EDR
(Prerefunded)	5.50	7/1/18	270,000	d	320,015
Pennsylvania Turnpike Commission,
Turnpike Revenue	5.00	12/1/24	3,360,000		3,831,072
Philadelphia,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.25	12/15/23	3,500,000		4,041,240
South Carolina--1.4%
South Carolina Public Service
Authority, Revenue Obligations
(Santee Cooper)	5.00	12/1/36	2,500,000		2,762,050
South Carolina Public Service
Authority, Revenue Obligations
(Santee Cooper)	5.13	12/1/43	7,500,000		8,285,700
Texas--4.4%
Coastal Water Authority,
Water Conveyance System
Revenue (Insured; AMBAC)
(Escrowed to Maturity)	6.25	12/15/17	2,170,000		2,258,992
Dallas and Fort Worth,
Joint Revenue (Dallas/Fort
Worth International Airport)	5.00	11/1/35	3,000,000		3,223,620
Lower Colorado River Authority,
Transmission Contract Revenue
(Lower Colorado River
Authority Transmission
Services Corporation Project)	5.00	5/15/31	3,000,000		3,359,370
McKinney,
Tax and Limited Pledge
Waterworks and Sewer System
Revenue, Certificates of
Obligation (Insured; AMBAC)	5.00	8/15/26	1,300,000		1,395,095
Mesquite Independent School
District, Unlimited Tax School
Building Bonds (Permanent

School Fund Guarantee Program)	0.00	8/15/28	2,325,000	b	1,177,264
Mesquite Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)
(Prerefunded)	0.00	8/15/15	2,350,000	b,d	1,201,696
Montgomery Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/25	1,315,000		1,417,044
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty
Corp.)	5.63	1/1/33	5,000,000		5,601,100
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty
Corp.)	5.75	1/1/40	1,500,000		1,690,080
Pearland Economic Development
Corporation, Sales Tax Revenue
(Insured; AMBAC)	5.00	9/1/24	1,035,000		1,084,370
San Antonio,
Electric and Gas Systems
Junior Lien Revenue	5.00	2/1/43	5,000,000		5,511,200
San Antonio,
Electric and Gas Systems
Revenue (Escrowed to Maturity)	5.50	2/1/20	255,000		304,373
San Antonio,
Water System Revenue	5.00	5/15/36	4,000,000		4,379,760
Schertz-Cibolo Universal City
Independent School District,
Unlimited Tax School Building
Bonds (Permanent School Fund
Guarantee Program)	0.00	2/1/32	5,545,000	b	2,174,250
Virginia--1.5%
Chesapeake Bay Bridge and Tunnel
Commission District, General
Resolution Revenue (Insured;
Berkshire Hathaway Assurance
Corporation)	5.50	7/1/25	1,000,000		1,214,360

Chesterfield County Economic
Development Authority, PCR
(Virginia Electric and Power
Company Project)	5.00	5/1/23	1,000,000		1,115,790
Middle River Regional Jail
Authority, Jail Facility
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	5/15/19	1,200,000		1,216,692
Newport News,
GO General Improvement Bonds
and GO Water Bonds	5.25	7/1/22	1,000,000		1,241,550
Norfolk,
Water Revenue	5.00	11/1/25	1,000,000		1,152,240
Richmond Metropolitan Authority,
Expressway Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.25	7/15/17	1,030,000		1,084,466
Tobacco Settlement Financing
Corporation of Virginia,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	5.63	6/1/15	1,000,000	d	1,054,700
Virginia College Building
Authority, Educational
Facilities Revenue (Regent
University Project)
(Prerefunded)	5.00	6/1/16	215,000	d	235,229
Virginia Housing Development
Authority, Rental Housing
Revenue	5.50	6/1/30	1,000,000		1,077,030
Washington County Industrial
Development Authority, HR
(Mountain States Health
Alliance)	7.75	7/1/38	2,000,000		2,337,780
Washington--1.5%
Washington,
Motor Vehicle Fuel Tax GO
(State Road 520 Corridor
Program - Toll Revenue)	5.00	6/1/33	2,255,000		2,553,765
Washington Health Care Facilities

Authority, Mortgage Revenue
(Highline Medical Center)
(Collateralized; FHA)
(Prerefunded)	6.25	8/1/18	3,485,000	d	4,222,809
Washington Health Care Facilities
Authority, Revenue (Providence
Health and Services)	5.00	10/1/42	5,000,000		5,460,500
West Virginia--.6%
West Virginia University Board of
Governors, University
Improvement Revenue (West
Virginia University Projects)	5.00	10/1/36	4,500,000		4,983,840
Wisconsin--.7%
Milwaukee Housing Authority,
MFHR (Veterans Housing
Projects) (Collateralized;
FNMA)	5.10	7/1/22	1,000,000		1,003,990
Wisconsin,
General Fund Annual
Appropriation Bonds	5.75	5/1/33	2,000,000		2,327,180
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc.)	5.25	4/15/35	2,000,000		2,157,220
U.S. Related--4.0%
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	0.00	5/15/50	12,500,000	b	818,875
Guam,
Business Privilege Tax Revenue	5.00	1/1/42	1,000,000		1,037,330
Guam,
Business Privilege Tax Revenue	5.13	1/1/42	860,000		898,967
Guam Power Authority,
Revenue	5.50	10/1/30	2,000,000		2,213,480
Guam Waterworks Authority,
Water and Wastewater System
Revenue	6.00	7/1/25	1,000,000		1,021,760
Guam Waterworks Authority,
Water and Wastewater System
Revenue	5.88	7/1/35	2,900,000		2,935,844
Puerto Rico Aqueduct and Sewer

Authority, Senior Lien Revenue	5.00	7/1/21	1,500,000	1,181,775
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	5.13	7/1/37	620,000	459,501
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	6.00	7/1/44	1,000,000	797,030
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue
(Insured; Assured Guaranty
Corp.)	5.00	7/1/28	500,000	491,055
Puerto Rico Commonwealth Aqueduct
and Sewer Authority, Senior
Lien Revenue	5.75	7/1/37	7,650,000	6,043,806
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/17	1,000,000	932,980
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/26	1,000,000	761,750
Puerto Rico Commonwealth,
Public Improvement GO	6.00	7/1/38	1,000,000	760,210
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; FGIC)	5.50	7/1/29	1,315,000	1,026,910
Puerto Rico Electric Power
Authority, Power Revenue	5.00	7/1/42	380,000	227,578
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	5.00	7/1/25	1,250,000	731,888
Puerto Rico Public Buildings
Authority, Government
Facilities Revenue	6.25	7/1/22	1,000,000	836,700
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.38	8/1/39	1,000,000	810,850
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	1,810,000	1,574,555
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.50	8/1/44	2,500,000	2,276,875
Virgin Islands Public Finance

Authority, Revenue (Virgin
Islands Matching Fund Loan
Note)	5.00	10/1/25	4,000,000		4,377,960
Total Long-Term Municipal Investments
(cost $716,841,336)					770,886,808
Short-Term Municipal	Coupon	Maturity	Principal
Investments--1.6%	Rate (%)	Date	Amount ($)		Value ($)
California--.1%
California,
GO Notes
(Kindergarten-University)
(LOC; Citibank NA)	0.04	6/2/14	1,000,000	g	1,000,000
Massachusetts--.7%
Massachusetts Health and
Educational Facilities
Authority, Revenue (Harvard
University Issue)	0.03	6/2/14	5,000,000	g	5,000,000
New York--.4%
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.07	6/2/14	1,000,000	g	1,000,000
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.07	6/2/14	2,200,000	g	2,200,000
North Carolina--.1%
Charlotte-Mecklenburg Hospital
Authority, Health Care Revenue
(Carolinas HealthCare System)
(LOC; Wells Fargo Bank)	0.06	6/2/14	1,000,000	g	1,000,000
Pennsylvania--.3%
Geisinger Authority,
Health System Revenue
(Geisinger Health System)
(Liquidity Facility; JPMorgan
Chase Bank)	0.05	6/2/14	2,500,000	g	2,500,000
Total Short-Term Municipal Investments
(cost $12,700,000)					12,700,000
Total Investments (cost $729,541,336)			98.2%		783,586,808
Cash and Receivables (Net)			1.8%		13,962,961
Net Assets			100.0%		797,549,769

a Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
b Security issued with a zero coupon. Income is recognized through the accretion of discount.
c Variable rate security--interest rate subject to periodic change.
d These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
e Non-income producing--security in default.
f Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2014, this security was valued at $1,849,565 or 0.2% of net assets.
g Variable rate demand note - rate shown is the interest rate in effect at May 31, 2014. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At May 31, 2014, net unrealized appreciation on investments was $54,045,472 of which $64,377,779 related to appreciated investment securities and $10,332,307 related to depreciated investment securities. At May 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes

GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option
Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

The following is a summary of the inputs used as of May 31, 2014 in valuing the fund's investments:

Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds+	-	783,586,808	-	783,586,808

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus BASIC Municipal Money Market Fund
May 31, 2014 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments--100.8%	Rate (%)	Date	Amount ($)		Value ($)
Alabama--2.0%
Birmingham Special Care Facilities
Financing Authority, Revenue,
Refunding (Methodist Home for
the Aging Project) (LOC;
Branch Banking and Trust
Company)	0.10	6/7/14	650,000	a	650,000
Mobile County Industrial
Development Authority, Gulf
Opportunity Zone Revenue (SSAB
Alabama Inc.) (LOC; Swedbank)	0.11	6/7/14	1,000,000	a,b	1,000,000

Arizona--3.6%
Yavapai County Industrial
Development Authority, Revenue
(Skanon Investments, Inc. -
Drake Cement Project) (LOC;
Citibank NA)	0.08	6/7/14	2,950,000	a,b	2,950,000

Colorado--1.1%
Colorado Educational and Cultural
Facilities Authority,
Educational Facilities Revenue
(Trinity School of Durham and
Chapel Hill Project) (LOC;
Branch Banking and Trust Company)	0.09	6/7/14	930,000	a	930,000

Delaware--.9%
Delaware Health Facilities
Authority, Revenue (Christiana
Care Health Services)	0.07	6/2/14	700,000	a	700,000

Georgia--2.6%
Atlanta Urban Residental Finance

Authority, MFHR (West End
Housing Development Project)
(LOC; FNMA)	0.21	6/7/14	500,000	a	500,000
DeKalb Private Hospital Authority,
RAC (Children's Healthcare of
Atlanta, Inc. Project)
(Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	0.10	6/7/14	300,000	a	300,000
Gwinnett County Development
Authority, IDR (KMD Group, LLC
Project) (LOC; Branch Banking
and Trust Company)	0.19	6/7/14	1,330,000	a,b	1,330,000

Illinois--15.4%
Des Plaines,
IDR (Montana Metals Products
Properties, L.L.C. Project)
(LOC; JPMorgan Chase Bank)	0.31	6/7/14	585,000	a,b	585,000
Illinois Development Finance
Authority, Revenue
(Presbyterian Homes Two Arbor
Lane Project) (LOC; Northern
Trust Company)	0.06	6/7/14	1,000,000	a	1,000,000
Illinois Finance Authority,
IDR (Pollmann North America,
Inc. Project) (LOC; PNC Bank
NA)	0.11	6/7/14	2,410,000	a,b	2,410,000
Illinois Finance Authority,
Revenue (INX International Ink
Company Project) (LOC;
JPMorgan Chase Bank)	0.11	6/7/14	1,800,000	a,b	1,800,000
Illinois Housing Development
Authority, MFHR (Mattoon
Towers Project) (LOC; FHLB)	0.11	6/7/14	2,800,000	a	2,800,000
Lake County,
IDR (Northpoint Associates,
L.L.C. Project) (LOC; Northern
Trust Company)	0.11	6/7/14	1,200,000	a,b	1,200,000
Libertyville,
Industrial Project Revenue
(Fabrication Technologies,

Inc. Project) (LOC; Bank of
America)	0.22	6/7/14	1,525,000	a,b	1,525,000
Upper Illinois River Valley
Development Authority, IDR
(Cathy Asta Enterprises, LLC
Project) (LOC; Bank of America)	0.21	6/7/14	1,335,000	a,b	1,335,000

Indiana--2.5%
Indiana Bond Bank,
Advance Funding Program Notes
(Liquidity Facility; JPMorgan
Chase Bank)	1.25	1/6/15	1,000,000		1,005,979
Vigo County,
EDR (Wabash Valley Packaging
Corporation/Phoenix Projects,
LLC Project) (LOC; Wells Fargo
Bank)	0.26	6/7/14	1,000,000	a,b	1,000,000

Iowa--1.4%
Des Moines,
GO Notes, Refunding (Capital
Loan)	5.00	6/1/14	1,150,000		1,150,149

Kentucky--2.8%
Christian County,
Industrial Building Revenue
(Audubon Area Community
Services, Inc. Project) (LOC;
Branch Banking and Trust
Company)	0.10	6/7/14	2,250,000	a,b	2,250,000

Louisiana--3.4%
Ascension Parish,
Revenue (BASF Corporation
Project)	0.22	6/7/14	2,800,000	a,b	2,800,000

Maine--.9%
Gorham,
Revenue (Montalvo Properties,
LLC Project) (LOC; TD Bank)	0.17	6/7/14	700,000	a,b	700,000

Maryland--2.6%
Maryland Economic Development
Corporation, Revenue
(Chesapeake Advertising
Facility) (LOC; M&T Trust)	0.31	6/7/14	1,090,000	a	1,090,000
Maryland Industrial Development
Financing Authority, EDR
(Hardwire, LLC Project) (LOC;
Bank of America)	0.22	6/7/14	1,000,000	a,b	1,000,000

Michigan--.6%
Michigan Strategic Fund,
LOR (Lions Bear Lake Camp
Project) (LOC; PNC Bank NA)	0.13	6/7/14	450,000	a,b	450,000

Minnesota--5.7%
Jenkins,
IDR (Pequot Tool and
Manufacturing, Inc. Project)
(LOC; Wells Fargo Bank)	0.26	6/7/14	350,000	a,b	350,000
Minneapolis,
GO Notes (Various Purpose)	2.00	12/1/14	310,000		312,634
Minnesota Rural Water Finance
Authority, Public Projects
Construction Notes	1.00	1/1/15	1,200,000		1,205,262
Waite Park,
IDR (McDowall Company Project)
(LOC; U.S. Bank NA)	0.26	6/7/14	2,775,000	a,b	2,775,000

Missouri--1.6%
Bridgeton Industrial Development
Authority, Private Activity
Revenue (Formtek Metal
Processing, Inc. Project)
(LOC; Bank of America)	0.22	6/7/14	500,000	a,b	500,000
Missouri Development Finance
Board, IDR (Duke Manufacturing
Company Project) (LOC; Bank of
America)	0.22	6/7/14	500,000	a,b	500,000
Springfield Industrial Development
Authority, MFHR, Refunding

(Pebblecreek Apartments
Project) (LOC; FHLB)	0.17	6/7/14	285,000	a	285,000

Nevada--1.2%
Nevada Housing Division,
Multi-Unit Housing Revenue
(Help Owens 2 Apartments)
(LOC; Citibank NA)	0.13	6/7/14	1,000,000	a	1,000,000

New Hampshire--1.0%
New Hampshire Business Finance
Authority, Industrial Facility
Revenue (Luminescent Systems,
Inc. Issue) (LOC; HSBC Bank
USA)	0.20	6/7/14	800,000	a,b	800,000

New Jersey--3.4%
Monroe Township,
GO Notes, BAN	1.00	2/6/15	1,000,000		1,005,192
New Jersey Environmental
Infrastructure Trust,
Wastewater Treatment Revenue,
Refunding (Financing Program)	5.00	9/1/14	300,000		303,580
North Wildwood,
GO Notes, BAN	1.00	8/27/14	1,000,000		1,000,732
Stafford Township,
GO Notes, BAN (General
Improvement and Water/Sewer
Utility)	1.00	5/18/15	500,000		503,158

New York--2.5%
East Rockaway Union Free School
District, GO Notes, TAN	1.25	6/20/14	1,000,000		1,000,336
Northern Adirondack Central School
District at Ellenburg, GO
Notes, BAN	2.00	6/26/14	1,000,000		1,001,003

North Carolina--.7%
Catawba County,
Recreational Facilities Lease
Revenue (YMCA of Catawba

Valley Project) (LOC; Wells
Fargo Bank)	0.16	6/7/14	580,000	a	580,000

Ohio--3.4%
Dayton City School District,
School Facilities Construction
and Improvement Unlimited Tax
Refunding Notes	1.25	10/15/14	1,500,000		1,505,293
Union Township,
GO Notes, BAN (Various Purpose)	1.50	9/10/14	1,300,000		1,303,759

Oklahoma--2.5%
Oklahoma Turnpike Authority,
Turnpike System Second Senior
Revenue, Refunding (Citigroup
ROCS, Series RR II R-11985)
(Liquidity Facility; Citibank
NA)	0.09	6/7/14	2,000,000 a,c,d		2,000,000

Oregon--1.1%
Oregon,
EDR (Oregon Precision
Industries, Inc. Project)
(LOC; Bank of America)	0.25	6/7/14	875,000	a,b	875,000

Pennsylvania--12.3%
Allegheny County Industrial
Development Authority,
Commercial Development
Revenue, Refunding (Two
Marquis Plaza Project) (LOC;
PNC Bank NA)	0.13	6/7/14	420,000	a,b	420,000
Beaver County Industrial
Development Authority, EIR
(BASF Corporation Project)	0.22	6/7/14	1,000,000	a,b	1,000,000
Deutsche Bank Spears/Lifers Trust
(Series DBE-1021)
(Pennsylvania Higher Education
Facilities Authority, Revenue
(Student Association, Inc.
Student Housing Project at
California University of

Pennsylvania)) (Liquidity
Facility; Deutsche Bank AG and
LOC; Deutsche Bank AG)	0.16	6/7/14	990,000 a,c,d		990,000
Montgomery County Industrial
Development Authority, Revenue
(Recigno Laboratories, Inc.
Project) (LOC; Wells Fargo
Bank)	0.26	6/7/14	1,445,000	a,b	1,445,000
Pennsylvania Economic Development
Financing Authority, EDR (Gish
Logging, Inc. Project) (LOC;
PNC Bank NA)	0.16	6/7/14	400,000	a,b	400,000
Pennsylvania Economic Development
Financing Authority, EDR (Paul
Klinge A/S Project) (LOC; PNC
Bank NA)	0.16	6/7/14	500,000	a,b	500,000
Pennsylvania Economic Development
Financing Authority, EDR
(Philadelphia Area Independent
School Business Officers
Association Financing Program
- Plymouth Meeting Friends
School Project) (LOC; PNC Bank
NA)	0.13	6/7/14	500,000	a,b	500,000
Pennsylvania Economic Development
Financing Authority, Revenue
(Evergreen Community Power
Facility) (LOC; M&T Trust)	0.21	6/7/14	4,200,000	a	4,200,000
Upper Dauphin Industrial
Development Authority, Revenue
(Pennsylvania Independent
Colleges and University
Research Center Project) (LOC;
M&T Trust)	0.18	6/7/14	600,000	a	600,000

Texas--12.8%
Atascosa County Industrial
Development Corporation, PCR,
Refunding (San Miguel Electric
Cooperative, Inc. Project)
(LOC; National Rural Utilities
Cooperative Finance

Corporation)	0.11	6/7/14	2,700,000	a	2,700,000
Deutsche Bank Spears/Lifers Trust
(Series DBE-482) (Red River
Education Financing
Corporation, Higher Education
Revenue (Texas Christian
University Project))
(Liquidity Facility; Deutsche
Bank AG and LOC; Deutsche Bank
AG)	0.16	6/7/14	4,000,000 a,c,d		4,000,000
Harris County Cultural Education
Facilities Finance
Corporation, HR (Texas
Children's Hospital Project)
(Citigroup ROCS, Series RR II
R-11821) (Liquidity Facility;
Citibank NA)	0.12	6/7/14	1,000,000 a,c,d		1,000,000
Jefferson County Industrial
Development Corporation,
Hurricane Ike Disaster Area
Revenue (Jefferson Refinery,
L.L.C. Project) (LOC; Branch
Banking and Trust Co.)	0.60	7/15/14	1,650,000		1,650,000
Texas,
GO Notes, Refunding (Water
Financial Assistance)	5.00	8/1/14	100,000		100,770
Texas,
TRAN	2.00	8/28/14	1,000,000		1,004,427

Utah--.3%
Ogden City Redevelopment Agency,
Tax Increment Revenue (LOC;
Wells Fargo Bank)	0.16	6/7/14	230,000	a,b	230,000

Washington--6.1%
Port of Chehalis Industrial
Development Corporation,
Industrial Revenue (JLT
Holding, LLC Project) (LOC;
Wells Fargo Bank)	0.21	6/7/14	1,930,000	a,b	1,930,000
Squaxin Island Tribe,
Tribal Infrastructure Revenue

(LOC; Bank of America)	0.17	6/7/14	620,000	a	620,000
Washington Economic Development
Finance Authority, EDR (Skagit
Valley Publishing Project)
(LOC; U.S. Bank NA)	0.21	6/7/14	895,000	a,b	895,000
Washington Health Care Facilities
Authority, Revenue (Providence
Health and Services)
(Liquidity Facility; U.S. Bank
NA)	0.07	6/7/14	200,000	a	200,000
Washington Housing Finance
Commission, Nonprofit Housing
Revenue (Nikkei Manor Project)
(LOC; Bank of America)	0.24	6/7/14	675,000	a	675,000
Washington Housing Finance
Commission, Nonprofit Revenue
(District Council Number Five
Apprenticeship and Training
Trust Fund Project) (LOC;
Wells Fargo Bank)	0.16	6/7/14	470,000	a	470,000
Washington Housing Finance
Commission, Nonprofit Revenue
(The Evergreen School Project)
(LOC; Wells Fargo Bank)	0.16	6/7/14	200,000	a	200,000

Wisconsin--6.4%
Oak Creek,
GO Promissory Notes	2.00	4/1/15	500,000		507,350
River Falls,
IDR (M&O Properties, LLC
Project) (LOC; U.S. Bank NA)	0.17	6/7/14	735,000	a,b	735,000
Waupaca,
IDR (Gusmer Enterprises, Inc.
Project) (LOC; Wells Fargo
Bank)	0.26	6/7/14	1,675,000	a,b	1,675,000
Wisconsin Health and Educational
Facilities Authority, Revenue
(Shady Lane, Inc. Project)
(LOC; U.S. Bank NA)	0.12	6/7/14	1,000,000	a	1,000,000
Wisconsin Health and Educational
Facilities Authority, Revenue
(Valley Packaging Industries,

Inc.) (LOC; JPMorgan Chase
Bank)	0.17	6/7/14	305,000	a,b	305,000
Wisconsin School Districts,
Cash Flow Administration
Program Participation Notes	1.00	10/10/14	1,000,000		1,002,502

Total Investments (cost $82,222,126)			100.8%		82,222,126
Liabilities, Less Cash and Receivables			(.8%)		(660,984)
Net Assets			100.0%		81,561,142

a Variable rate demand note - rate shown is the interest rate in effect at May 31, 2014. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b At May 31, 2014, the fund had $38,170,000 or 46.8% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from industrial revenue.
c Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2014, these securities amounted to $7,990,000 or 9.8% of net assets.
d The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

At May 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association

GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

The following is a summary of the inputs used as of May 31, 2014 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	82,222,126
Level 3 - Significant Unobservable Inputs	-
Total	82,222,126

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund's Board.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for

identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus High Yield Municipal Bond Fund
May 31, 2014 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--96.9%	Rate (%)	Date	Amount ($)		Value ($)
Alabama--3.0%
Jefferson County,
Limited Obligation School
Warrants	5.25	1/1/20	1,500,000		1,502,325
Jefferson County,
Senior Lien Sewer Revenue
Warrants (Insured; Assured
Guaranty Municipal Corp.)	0/6.60	10/1/42	5,000,000	a	3,214,400
Alaska--2.5%
Northern Tobacco Securitization
Corporation of Alaska, Tobacco
Settlement Asset-Backed Bonds	5.00	6/1/32	1,000,000		823,730
Northern Tobacco Securitization
Corporation of Alaska, Tobacco
Settlement Asset-Backed Bonds	5.00	6/1/46	4,150,000		3,137,608
Arizona--5.5%
Mohave County Industrial
Development Authority,
Correctional Facilities
Contract Revenue (Mohave
Prison, LLC Expansion Project)	8.00	5/1/25	3,000,000		3,468,330
Pima County Industrial Development
Authority, Education
Facilities Revenue (Sonoran
Science Academy Tucson Project)	5.75	12/1/37	2,750,000		2,527,993
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.63	7/1/38	3,000,000		2,646,090
California--9.7%
California,
GO (Various Purpose)	6.50	4/1/33	2,000,000		2,451,640

California Municipal Finance
Authority, Revenue
(Southwestern Law School)	6.50	11/1/31	1,000,000	1,179,830
California State Public Works
Board, LR (Various Capital
Projects)	5.13	10/1/31	1,000,000	1,126,680
California Statewide Communities
Development Authority, Revenue
(Bentley School)	7.00	7/1/40	1,075,000	1,198,711
California Statewide Communities
Development Authority, Revenue
(California Baptist University)	6.38	11/1/43	2,000,000	2,198,960
Chula Vista,
IDR (San Diego Gas and
Electric Company)	5.88	2/15/34	1,000,000	1,154,710
San Buenaventura,
Revenue (Community Memorial
Health System)	7.50	12/1/41	1,500,000	1,738,830
San Francisco City and County
Redevelopment Financing
Authority, Tax Allocation
Revenue (Mission Bay South
Redevelopment Project)	6.63	8/1/39	2,000,000	2,277,360
Tobacco Securitization Authority
of Southern California,
Tobacco Settlement
Asset-Backed Bonds (San Diego
County Tobacco Asset
Securitization Corporation)	5.00	6/1/37	2,200,000	1,817,970
Connecticut--1.9%
Connecticut Development Authority,
Water Facilities Revenue
(Aquarion Water Company of
Connecticut Project)	5.50	4/1/21	1,500,000	1,708,575
Connecticut Resources Recovery
Authority, Special Obligation
Revenue (American REF-FUEL
Company of Southeastern
Connecticut Project)	6.45	11/15/22	1,235,000	1,236,939
Florida--5.7%

Davie,
Educational Facilities Revenue
(Nova Southeastern University
Project)	5.63	4/1/43	1,000,000		1,103,060
Jacksonville Economic Development
Commission, Health Care
Facilities Revenue (Florida
Proton Therapy Institute
Project)	6.25	9/1/27	1,000,000	b	1,092,640
Mid-Bay Bridge Authority,
Springing Lien Revenue	7.25	10/1/34	1,500,000		1,828,770
Palm Bay,
Educational Facilities Revenue
(Patriot Charter School
Project)	7.00	7/1/36	4,000,000	c	1,200,240
Saint Johns County Industrial
Development Authority, Revenue
(Presbyterian Retirement
Communities Project)	5.88	8/1/40	2,500,000		2,698,575
Village Community Development
District Number 10, Special
Assessment Revenue	6.00	5/1/44	1,000,000		1,058,170
Georgia--1.2%
Atlanta,
Water and Wastewater Revenue	6.00	11/1/27	1,500,000		1,825,560
Illinois--7.3%
Chicago,
General Airport Third Lien
Revenue (Chicago O'Hare
International Airport)	5.63	1/1/35	1,240,000		1,398,026
Chicago,
GO	5.00	1/1/24	1,000,000		1,095,310
Illinois,
GO	5.50	7/1/38	1,000,000		1,096,130
Illinois,
Sales Tax Revenue	5.00	6/15/24	1,000,000		1,187,300
Illinois Finance Authority,
Revenue (Rehabilitation
Institute of Chicago)	6.00	7/1/43	1,000,000		1,117,140

Illinois Finance Authority,
Revenue (Sherman Health
Systems)	5.50	8/1/37	1,500,000		1,640,805
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	6.00	6/1/28	1,000,000		1,172,710
University of Illinois Board of
Trustees, Auxiliary Facilities
System Revenue (University of
Illinois)	5.50	4/1/31	1,000,000		1,123,520
University of Illinois Board of
Trustees, Auxiliary Facilities
System Revenue (University of
Illinois)	5.00	4/1/44	1,500,000		1,635,570
Iowa--2.3%
Iowa Finance Authority,
Midwestern Disaster Area
Revenue (Iowa Fertilizer
Company Project)	5.25	12/1/25	2,500,000		2,614,150
Tobacco Settlement Authority of
Iowa, Tobacco Settlement
Asset-Backed Bonds	5.60	6/1/34	1,000,000		918,360
Kansas--.4%
Sedgwick and Shawnee Counties,
SFMR (Mortgage-Backed
Securities Program)
(Collateralized: FNMA and GNMA)	6.25	12/1/35	630,000		661,594
Louisiana--5.5%
Lakeshore Villages Master
Community Development
District, Special Assessment
Revenue	5.25	7/1/17	4,867,000	c	1,801,763
Louisiana,
State Highway Improvement
Revenue	5.00	6/15/26	1,000,000		1,206,400
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Westlake
Chemical Corporation Projects)	6.75	11/1/32	1,500,000		1,690,575

Louisiana Public Facilities
Authority, Revenue (SUSLA
Facilities, Inc. Project)	5.75	7/1/39	4,000,000	b	3,942,320
Maine--1.1%
Maine Health and Higher
Educational Facilities
Authority, Revenue
(MaineGeneral Medical Center
Issue)	7.50	7/1/32	1,500,000		1,745,655
Maryland--2.1%
Maryland Economic Development
Corporation, Port Facilities
Revenue (CNX Marine Terminals
Inc. Port of Baltimore
Facility)	5.75	9/1/25	3,000,000		3,253,170
Michigan--9.2%
Charyl Stockwell Academy,
COP	5.90	10/1/35	2,080,000		2,022,301
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	7.50	7/1/33	1,500,000		1,648,290
Detroit,
Water Supply System Senior
Lien Revenue	5.00	7/1/31	1,000,000		991,450
Detroit,
Water Supply System Senior
Lien Revenue	5.25	7/1/41	1,000,000		994,940
Kent Hospital Finance Authority,
Revenue (Metropolitan Hospital
Project)	6.00	7/1/35	2,000,000		2,082,840
Lansing Board of Water and Light,
Utility System Revenue	5.50	7/1/41	500,000		582,195
Michigan Strategic Fund,
LOR (State of Michigan
Cadillac Place Office Building
Project)	5.00	10/15/19	1,300,000		1,490,515
Michigan Strategic Fund,
SWDR (Genesee Power Station
Project)	7.50	1/1/21	2,000,000		1,999,980

Royal Oak Hospital Finance
Authority, HR (William
Beaumont Hospital Obligated
Group) (Prerefunded)	8.25	9/1/18	2,000,000	d	2,608,140
Minnesota--1.2%
Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project)	5.75	11/15/21	1,750,000		1,822,712
New Jersey--6.3%
Burlington County Bridge
Commission, EDR (The
Evergreens Project)	5.63	1/1/38	2,000,000		1,960,240
New Jersey Economic Development
Authority, Special Facility
Revenue (Continental Airlines,
Inc. Project)	5.13	9/15/23	1,000,000		1,027,460
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.63	6/1/26	1,000,000		893,820
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	0.00	6/1/41	4,000,000	e	946,480
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/41	6,360,000		5,025,100
New Mexico--1.7%
Farmington,
PCR (Public Service Company of
New Mexico San Juan Project)	6.25	6/1/40	2,200,000		2,443,254
New Mexico Mortgage Finance
Authority, Single Family
Mortgage Program Revenue
(Collateralized: FHLMC, FNMA
and GNMA)	6.15	7/1/35	270,000		276,750
New York--2.0%
New York City Industrial

Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	8.00	8/1/28	1,000,000		1,108,870
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.25	12/1/37	1,000,000		1,031,560
Niagara Area Development
Corporation, Solid Waste
Disposal Facility Revenue
(Covanta Energy Project)	5.25	11/1/42	1,000,000		1,016,990
North Carolina--.7%
North Carolina Medical Care
Commission, Health Care
Facilities First Mortgage
Revenue (Deerfield Episcopal
Retirement Community)	6.13	11/1/38	1,000,000		1,097,570
Ohio--1.0%
Southeastern Ohio Port Authority,
Hospital Facilities
Improvement Revenue (Memorial
Health System Obligated Group
Project)	6.00	12/1/42	1,500,000		1,514,895
Oregon--.7%
Warm Springs Reservation
Confederated Tribes,
Hydroelectric Revenue (Pelton
Round Butte Project)	6.38	11/1/33	1,000,000		1,091,750
Pennsylvania--4.0%
Chester County Industrial
Development Authority, Revenue
(Avon Grove Charter School
Project)	6.38	12/15/37	1,020,000		1,055,455
JPMorgan Chase Putters/Drivers
Trust (Series 3916)
Non-recourse (Geisinger
Authority, Health System
Revenue (Geisinger Health
System))	5.13	6/1/35	2,000,000	b,f	2,176,340
Montgomery County Higher Education

and Health Authority, First
Mortgage Improvement Revenue
(American Health
Foundation/Montgomery, Inc.
Project)	6.88	4/1/36	1,900,000	2,000,757
Pennsylvania Economic Development
Financing Authority, Sewage
Sludge Disposal Revenue
(Philadelphia Biosolids
Facility Project)	6.25	1/1/32	1,000,000	1,076,340
Texas--10.1%
Austin Convention Enterprises,
Inc., Convention Center Hotel
First Tier Revenue (Insured;
XLCA)	5.25	1/1/18	1,000,000	1,070,510
Clifton Higher Education Finance
Corporation, Education Revenue
(Uplift Education)	6.00	12/1/30	1,000,000	1,120,230
Dallas-Fort Worth International
Airport Facility Improvement
Corporation, Revenue (Learjet
Inc. Project)	6.15	1/1/16	1,000,000	1,000,000
Houston,
Airport System Special
Facilities Revenue
(Continental Airlines, Inc.
Terminal Improvement Projects)	6.13	7/15/17	800,000	800,856
Houston,
Airport System Special
Facilities Revenue
(Continental Airlines, Inc.
Terminal Improvement Projects)	6.50	7/15/30	1,500,000	1,668,495
La Vernia Higher Education Finance
Corporation, Education Revenue
(Knowledge is Power Program,
Inc.)	6.25	8/15/39	2,250,000	2,514,240
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty
Corp.)	5.75	1/1/40	1,175,000	1,324,766
North Texas Tollway Authority,

Second Tier System Revenue	6.13	1/1/31	3,700,000	3,955,374
Texas Public Finance Authority,
Charter School Finance
Corporation, Education Revenue
(Burnham Wood Charter School
Project)	6.25	9/1/36	2,250,000	2,285,730
Vermont--.6%
Burlington,
Airport Revenue	3.50	7/1/18	925,000	930,411
Virginia--1.6%
Washington County Industrial
Development Authority, HR
(Mountain States Health
Alliance)	7.25	7/1/19	2,335,000	2,576,602
Washington--1.8%
Kitsap County Consolidated Housing
Authority, Housing Revenue
(Pooled Tax Credit Projects)	5.50	6/1/27	65,000	59,673
Snohomish County Housing
Authority, Revenue (Whispering
Pines Apartments Project)	5.60	9/1/25	1,675,000	1,607,347
Snohomish County Housing
Authority, Revenue (Whispering
Pines Apartments Project)	5.75	9/1/30	1,250,000	1,176,925
U.S. Related--7.8%
Guam Waterworks Authority,
Water and Wastewater System
Revenue	5.63	7/1/40	1,765,000	1,828,734
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	5.00	7/1/33	3,105,000	2,298,383
Puerto Rico Commonwealth,
GO	8.00	7/1/35	2,500,000	2,235,450
Puerto Rico Commonwealth,
Public Improvement GO	6.50	7/1/37	1,000,000	810,140
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/24	1,000,000	650,360
Puerto Rico Electric Power
Authority, Power Revenue	5.00	7/1/42	1,500,000	898,335
Puerto Rico Public Buildings

Authority, Government
Facilities Revenue	6.25	7/1/22	2,000,000	1,673,400
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	2,000,000	1,739,840
Total Long-Term Municipal Investments
(cost $147,713,739)				151,730,989
Short-Term Municipal	Coupon	Maturity	Principal
Investment--1.6%	Rate (%)	Date	Amount ($)	Value ($)
Massachusetts;
Massachusetts Health and
Educational Facilities
Authority, Revenue (Harvard
University Issue)
(cost $2,500,000)	0.03	6/2/14	2,500,000 [g]	2,500,000
Total Investments (cost $150,213,739)			98.5%	154,230,989
Cash and Receivables (Net)			1.5%	2,305,217
Net Assets			100.0%	156,536,206

a	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
b	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2014, these securities were valued at $7,211,300 or 4.6% of net assets.
c	Non-income producing--security in default.
d	This security is prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
e	Security issued with a zero coupon. Income is recognized through the accretion of discount.
f	Collateral for floating rate borrowings.
g	Variable rate demand note - rate shown is the interest rate in effect at May 31, 2014. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At May 31, 2014, net unrealized appreciation on investments was $4,017,250 of which $13,047,229 related to appreciated investment securities and $9,029,979 related to depreciated investment securities. At May 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option
Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes

RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

The following is a summary of the inputs used as of May 31, 2014 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds+	-	153,030,749	1,200,240	154,230,989

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust. The trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One or more of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals. A residual interest tax-exempt security is also created by the trust, which is transferred to the fund, and is paid interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS MUNICIPAL FUNDS, INC.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    July 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    July 21, 2014

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    July 21, 2014

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)